Document and Entity Information	Mar. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 19, 2026
Entity Registrant Name	LandBridge Company LLC
Entity Central Index Key	0001995807
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42150
Entity Tax Identification Number	93-3636146
Entity Address, Address Line One	5555 San Felipe Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	230-8864
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A shares representing limited liability company interests
Trading Symbol	LB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false